Organization and principal activities	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Principal activities

Webus International Limited (the “Company” or “Webus”) was incorporated under the law of the Cayman Islands as an exempted company with limited liability on February 10, 2022. The Company, through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiary (collectively, the “Group”), is principally engaged in the operation of commute shuttle service, customized chartered bus service and packaged tour service in the People’s Republic of China (the “PRC” or “China”) and the United States.

The Group operates on a business model of “Mobility-as-a-Service” to identify and solve inefficiencies associated with inflexible or low-quality public transportation and provide cost-efficient and customized mass transportation services under different scenarios with our comprehensive digital platforms. The Group started its business in 2019 and is in the process of expanding the services provided. The services provided by the Group mainly include: (i) packaged tour service, (ii) customized chartered bus service, (iii) commute shuttle service and (iv) other service.

(b)	Organization

Webus was incorporated as an ultimate holding company in the Cayman Islands on February 10, 2022, who owns 100% equity interest of Youbus International Limited (“Youbus International”) and Wetour Travel Tech LLC (“Wetour”). Webus Hongkong Limited (“Webus HK”) is a 100% wholly-owned subsidiary of Youbus International in Hongkong, who established a wholly-owned subsidiary, Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech”), a wholly-owned foreign enterprise (“WFOE”) incorporated in PRC.

Zhejiang Youba Technology Co., Ltd. (“Youba Tech”), which was established under the laws of the PRC on August 16, 2019 along with its subsidiary Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”) are the Group’s main operating entities in China. Prior to the Reorganization described below, Youba Tech was controlled by six individual shareholders, who were also the proportionate shareholders of Webus.

Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”) was established under the laws of the PRC on June 10, 2025, which was a wholly-owned subsidiary of WFOE.

(c)	Reorganization

F
our shareholders of Youba Tech transferred their 50% equity interest in Youba Tech to WFOE, and another two shareholders owning the remaining 50% equity interest of Youba Tech entered to the VIE Agreements with Youba Tech and WFOE. The reorganization of the Company’s legal structure (“Reorganization”) was completed on September 7, 2022, which involved the following major events:

•	Incorporation of Webus, Youbus International, Webus HK and WFOE.

•
Transfer of 1.85% equity interests of Youba Tech from one of its shareholders, Mr. Zheng Jiahua to a new individual shareholder, Mr. Zhang Yiqun, and transfer of 1.85% of shares owned by Mr. Zheng Jiahua in Webus to Mr. Zhang Yiqun concurrently, resulted in the same shareholding structure of Webus and Youba Tech;

•	Transfer of 50% equity interests of Youba Tech from four of its former shareholders to WFOE;

•
The remaining two shareholders (“Individual Registered Shareholders”) collectively owning another 50% equity interests of Youba Tech, Youba Tech and WFOE entered into a series of agreements inclusive of an Exclusive Business Cooperation Agreement, an Exclusive Call Option Agreement, an Exclusive Assets Option Agreement, Power of Attorney, a Share Pledge Agreement and Spousal Consent (collectively as the “VIE Agreements”) to provide WFOE with the power, rights and obligations equivalent owned by these two shareholders in all material respects of Youba Tech.

Immediately before and after the Reorganization completed on September 7, 2022 as described above, Webus together with its wholly-owned subsidiaries Youbus International, Webus HK and WFOE and the VIE and VIE’s subsidiary were effectively controlled by the same shareholders; therefore, the reorganization was accounted for as a recapitalization. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company has been accounted for at historical cost at the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the Company’s principal subsidiaries, VIE and VIE’s subsidiary are as follows.

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Youbus International Limited (“Youbus International”)	February 16, 2022	British Virgin Islands	100%	Investment holding
Webus Hongkong Limited (“Webus HK”)	February 22, 2022	Hong Kong	100%	Investment holding
Wetour Travel Tech LLC (“Wetour”)	March 16, 2022	The United States	100%	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”)	August 31, 2022	The PRC	100%	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”)	August 16, 2019	The PRC	100%	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”)	August 27, 2020	The PRC	100%	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”)	June 10, 2025	The PRC	100%	Technical services & software development and consulting & management services

The described VIE Agreements are as follows:

Exclusive Business Cooperation Agreement
: Pursuant to the Exclusive Business Cooperation Agreement, the VIE is obliged to pay service fee to WFOE for the exclusive services such as technical services, internet technology support, business consulting, software development, information consulting, marketing consulting, product development and system maintenance. The service fee shall consist of 100% of the profit before tax of the VIE, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations. The VIE agrees not to accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by this agreement with any third party, except with the prior written consent of WFOE. The VIE has unconditionally and irrevocably authorized WFOE or its designated person as its agent to (i) sign any necessary documents with third parties (including but not limited to customers and suppliers) on behalf of the VIE; and (ii) to handle all necessary documents and matters which will enable WFOE to exercise all or part of its rights under this agreement on behalf of the VIE. WFOE shall have exclusive proprietary rights to and interests in any and all intellectual property rights developed or created by itself and the VIE. This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement; or (ii) the entire equity interests held by Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.

Exclusive Call Option Agreement
: Pursuant to the Exclusive Call Option Agreement, the Individual Registered Shareholders have unconditionally and irrevocably granted WFOE or its designated purchaser the right to purchase all or part of their equity interests in the VIE (“Equity Call Option”). The purchase price payable by WFOE in respect of the transfer of equity interests upon exercise of the Equity Call Option shall be the higher of (a) the lowest price permitted under PRC laws and regulations or (b) the capital contribution in relation to the equity interests. If appraisal is required by the PRC laws and regulations at the time when WFOE exercises the Option, WFOE and the Individual Registered Shareholders shall make necessary adjustment to purchase price so that it complies with any and all then applicable PRC laws and regulations. WFOE or its designated purchaser shall have the right to purchase such proportion of equity interests in the VIE as it decides at any time. The Individual Registered Shareholders shall return any amount of purchase price they received in the event that WFOE acquires the equity interests in the VIE.

The Individual Registered Shareholders and the VIE have jointly and severally further undertaken to WFOE that, without the prior written consent of WFOE, they shall not (i) in any manner supplement, change or amend the constitutional documents of the VIE, increase or decrease its share capital, or change the structure of its registered capital in other manner; (ii) sell, pledge, transfer or otherwise dispose of any assets, business or lawful revenue or create encumbrance over the VIE; (iii) incur, inherit, guarantee or assume any debt, except for debts incurred in the ordinary course of business other than payables incurred by a loan and for debts disclosed to and agreed in writing by WFOE; (iv) cause the VIE to execute any material contract with a value above RMB100,000, except the contracts executed in the ordinary course of business; (v) cause the VIE to provide any person with any loan, credit or guarantee; (vi) cause or permit the VIE to merge, consolidate with, acquire or invest in any person, or sell assets of the VIE with a value above RMB100,000; (vii) cause the VIE to enter into any transaction which may have substantial impact on the assets, liabilities, business operation, shareholding structure and other legal rights of the VIE, except the contracts executed in the ordinary course of business; and (viii) in any manner distribute dividends to their shareholders, provided that upon the written request of WFOE, the VIE shall immediately distribute all distributable profits to its shareholders.

This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement or any other supplemental agreements; or (ii) the entire equity interests held by the Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.

Exclusive Assets Option Agreement:
Pursuant to the Exclusive Assets Option Agreement, the VIE unconditionally and irrevocably granted an exclusive option to WFOE or its designated person to purchase 50% of its assets at the higher price of (a) the lowest price permitted under PRC laws and regulations or (b) the net book value of the assets. WFOE shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of the VIE permitted by PRC laws and regulations. This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement or any other supplemental agreements; or (ii) the entire equity interests held by the Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person
.

Power of Attorney:
Pursuant to the Power of Attorney, each of the Individual Registered Shareholders, irrevocably appoints WFOE, the authorized person or entity to exercise such shareholder’s rights in the VIE in accordance with PRC laws and the articles of the VIE, including without limitation to, the rights to (i) participate in shareholders meetings; (ii) the sale, transfer, pledge or disposition of the equity interest such shareholder holds in part or in whole; and (iii) designate and appoint, on behalf of such shareholder, the legal representative, the chairman, the executive director(s) and/or director(s), the supervisor(s), the general manger and other senior management members of the VIE. Without limiting the generality of the powers granted to WFOE, WFOE shall have the power and authority hereunder, on behalf of such shareholder, to execute the share transfer contracts stipulated in the Exclusive Call Option Agreement entered into among the VIE, WFOE and such shareholders and effect the terms of the Exclusive Call Option Agreement and Share Pledge Agreement. All the actions in connection with the equity interest held by such shareholder as conducted by WFOE shall be deemed as the actions of such shareholder, and all the documents related to the shareholding executed by WFOE shall be deemed to be executed by such shareholder.

Share Pledge Agreement
: Pursuant to the Share Pledge Agreement, each of the Individual Registered Shareholders unconditionally and irrevocably pledged and granted first priority security interests over all of his/her/its equity interests in the VIE together with all related rights thereto to WFOE as security for performance of the Contractual Arrangements and all direct, indirect or consequential damages and foreseeable loss of interest incurred by WFOE as a result of any event of default on the part of the Individual Registered Shareholders, the VIE and all expenses incurred by WFOE as a result of enforcement of the obligations of the Individual Registered Shareholders and/or the VIE under the Contractual Arrangements. Upon the occurrence and during the continuance of an event of default (as defined in this agreement), WFOE shall have the right to (i) require the Individual Registered Shareholders to immediately pay any amount payable under the Contractual Arrangements; or (ii) to exercise all such rights as a secured party under any applicable PRC law and this agreement, including without limitations, being paid in priority with the equity interests.

The said Share Pledge under this agreement takes effect upon the completion of registration with the relevant administrative department of industry and commerce and shall remain valid until after all the contractual obligations of the Individual Registered Shareholders and the VIE under the relevant Contractual Arrangements have been fully performed and all the outstanding debts of the Individual Registered Shareholders and/or the VIE under the relevant Contractual Arrangements have been fully paid.

Spousal Consent:
Pursuant to the Spousal Consent, the respective spouse of the Individual Registered Shareholders has irrevocably undertaken that, including without limitation to, the spouse (i) has full knowledge of and has consented to the entering into of the Contractual Arrangements by the relevant Individual Registered Shareholder; (ii) is not entitled to any right with respect to the shares in the VIE and undertakes not to make any claims on the equity interest in the VIE; (iii) confirms that the Individual Registered Shareholders’ performance of the Contractual Arrangements and further modification or termination of the Contractual Arrangements will not require the respective spouse’s separate authorization or consent; (iv) undertakes to execute all necessary documents and take all necessary actions to ensure the Contractual Arrangements to be properly performed; (v) undertakes that if the respective spouse obtains any equity interest in the VIE for any reason, the respective spouse shall be bound by the Contractual Arrangements and abide by the obligations of the shareholders of the VIE under the Contractual Arrangements, and upon WFOE’s or its designate third-party request, the respective spouse shall execute a series of written documents with substantially the same form and content as the Contractual Arrangements.

The Company believes that Youba Tech is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Youba Tech as a group no longer have the characteristics of a controlling financial interest through their equity investments. The Company further performs a qualitative assessment to determine whether the Company, through WFOE, is the primary beneficiary of VIE. A qualitative assessment begins with an understanding of the nature of the inherent risks in the entity which creates variability and which party absorbs this variability either through equity interest or contractual agreements. The Company’s assessment of the involvement with Youba Tech through a combination of 50% equity interest and the contractual arrangements reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Youba Tech. WFOE is obligated to absorb all the expected loss from Youba Tech activities and receive all of Youba Tech’s expected residual returns. Therefore, the Company is deemed to be the primary beneficiary of Youba Tech and the financial positions, the operating results and cash flows of Youba Tech and its subsidiary are consolidated in the Company for financial reporting purposes.

Upon the completion of the Reorganization, Webus became the ultimate holding company of the Group. The Group is effectively controlled by the same group of shareholders before and after the Reorganization and therefore
,
the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company and its subsidiaries, VIE and VIE’s subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying audited consolidated financial statements.

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiary included in the Company’s consolidated balance sheets and statements of operations
and comprehensive loss, which are prepared before eliminating the inter-company balances and transactions between the VIE and VIE’s subsidiary, the Company and its subsidiaries, are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,207,617	998,945
Short-term investment	-	198,660
Accounts receivable	329,773	265,679
Amounts due from related parties	-	200,000
Deferred offering costs	5,350,165	-
Amounts due from the G roup ’s entities	-	162,835
Prepaid expenses and other current assets	1,517,679	17,194,241
Total current assets	8,405,234	19,020,360

Non-current assets:
Property and equipment, net	33,714,952	31,511,097
Right-of-use assets, net	307,330	62,624
Total non-current assets	34,022,282	31,573,721
TOTAL ASSETS	42,427,516	50,594,081

LIABILITIES
Current liabilities:
Short-term borrowings	10,000,000	30,000,000
Accounts payable	903,083	42,038
Deferred revenue	805,087	30,090
Lease liabilities, current	180,135	55,454
Amounts due to group companies, current	-	490,716
Accrued expenses and other current liabilities	726,280	2,335,985
Total current liabilities	12,614,585	32,954,283

Non-current liabilities:
Long-term borrowings	2,200,000	2,200,000
Lease liabilities , non - current	55,454	-
Other long-term liabilities	414,400	280,000
Total non-current liabilities	2,669,854	2,480,000
TOTAL LIABILITIES	15,284,439	35,434,283

Commitments and Contingencies (Note 18)

SHAREHOLDERS’ EQUITY
Additional paid-in capital	65,063,327	58,213,162
Accumulated deficit	(37,920,250)	(43,053,364)
Total shareholders' equity	27,143,077	15,159,798
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	42,427,516	50,594,081

	For the years ended June 30 ，
	2023	2024	2025
	RMB	RMB	RMB
Revenues	152,148,255	21,874,310	16,042,669
Cost of revenues	(144,327,050)	(18,335,542)	(8,866,046)
Gross profit	7,821,205	3,538,768	7,176,623
Operating expenses	(27,441,426)	(11,967,525)	(13,160,857)
Loss from operations	(19,620,221)	(8,428,757)	(5,984,234)
Other income, net	1,895,021	3,924,741	851,120
Income tax (expenses)/benefit	(176,434)	71,265	-
Net loss	(17,901,634)	(4,432,751)	(5,133,114)

	For the years ended June 30 ，
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(5,098,061)	(1,125,633)	(18,361,521)
Net cash used in investing activities	(795,635)	(1,470,287)	(347,151)
Net cash provided by financing activities	4,807,797	2,042,038	18,500,000
Net change in cash and cash equivalents	(1,085,899)	(553,882)	(208,672)
Cash and cash equivalents at beginning of the years	2,847,398	1,761,499	1,207,617
Cash and cash equivalents at end of the years	1,761,499	1,207,617	998,945

(d)	Capital resource and liquidity

The Group has been incurring losses from operations since inception. The Group incurred net loss of RMB17,630,834, RMB4,055,592 and RMB12,483,047 for the years ended June 30, 2023, 2024 and 2025, respectively. Accumulated deficits were RMB37,278,750 and RMB49,761,797 as of June 30, 2024 and 2025, respectively. Net cash used in operating activities w as
RMB4,758,992 for the year ended June 30, 2023, net cash provided by operating activities was RMB55,031 for the year ended June 30, 2024 and net cash used in operating activities w as
RMB58,731,377 for the year ended June 30, 2025. As of June 30, 2025, the Group had RMB11,351,952 in cash and cash equivalents and working capital of RMB22,634,010.

On February 28, 2025, the Group completed its initial public offering, with gross proceeds amounting to RMB58,262,400 (equivalent to $8,000,000) before deducting underwriting commissions, expense allowances and other related expenses. The Group utilized these proceeds to fund the working capital requirements of its operations.

Historically, the Group obtained three lines of credit total amounting to RMB32,200,000 with maturity date ranging from
September
5
, 2026
to September 7, 2027. As of June 30, 2025, the outstanding short-term borrowings were RMB30,000,000 with a maturity date ranging from August 21, 2025 to June 11, 2026, and long-term borrowings were RMB2,200,000 with a maturity date ranging from August 13, 2026 to August 31, 2026. Subsequently after repayment and renew al
of certain short-term borrowings, the Group had outstanding short-term borrowings of RMB19,500,000 as of the date of the report with a maturity date ranging from June 11, 2026 to September 3, 2026. The Group can continuously renew these borrowings within the unexpired credit limit. Thus, the Group would not incur a large amount of cash outflow due to the repayment obligation of short-term borrowings.

As of the date of issuance of the consolidated financial statements, RMB18,281,800 of receivables from third parties was collected. (See Note 3).

The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations and capital expenditure. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.

Given the Group’s existing cash balances and projected cash generated by, and used in, operating activities, the Group believes that it will have sufficient liquidity to fund its operating activities, and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.